Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable - SoundHound, Inc. [Member]	4 Months Ended
Dec. 31, 2020 shares
Option Outstanding Shares Outstanding [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	5,178,276
Option Outstanding Weighted Average Remaining Contractual Life (Years) [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 9 months
Options Exercisable Shares Outstanding [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	3,222,699
Options Exercisable Weighted Average Remaining Contractual Life (Years) [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 3 months 21 days
$ 1.66 – $6.45 [Member] | Option Outstanding Shares Outstanding [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,027,098
$ 1.66 – $6.45 [Member] | Option Outstanding Weighted Average Remaining Contractual Life (Years) [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 1 month 2 days
$ 1.66 – $6.45 [Member] | Options Exercisable Shares Outstanding [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,027,098
$ 1.66 – $6.45 [Member] | Options Exercisable Weighted Average Remaining Contractual Life (Years) [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 1 month 2 days
$ 6.46 – $13.34 [Member] | Option Outstanding Shares Outstanding [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,336,299
$ 6.46 – $13.34 [Member] | Option Outstanding Weighted Average Remaining Contractual Life (Years) [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 9 months 25 days
$ 6.46 – $13.34 [Member] | Options Exercisable Shares Outstanding [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,293,393
$ 6.46 – $13.34 [Member] | Options Exercisable Weighted Average Remaining Contractual Life (Years) [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 9 months 14 days
$ 13.35 – $15.34 [Member] | Option Outstanding Shares Outstanding [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	633,654
$ 13.35 – $15.34 [Member] | Option Outstanding Weighted Average Remaining Contractual Life (Years) [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 6 months 25 days
$ 13.35 – $15.34 [Member] | Options Exercisable Shares Outstanding [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	414,566
$ 13.35 – $15.34 [Member] | Options Exercisable Weighted Average Remaining Contractual Life (Years) [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 6 months 18 days
$ 15.35 – $19.31 [Member] | Option Outstanding Shares Outstanding [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,008,625
$ 15.35 – $19.31 [Member] | Option Outstanding Weighted Average Remaining Contractual Life (Years) [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 7 months 28 days
$ 15.35 – $19.31 [Member] | Options Exercisable Shares Outstanding [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	360,705
$ 15.35 – $19.31 [Member] | Options Exercisable Weighted Average Remaining Contractual Life (Years) [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 7 months 13 days
$ 19.32 – $20.37 [Member] | Option Outstanding Shares Outstanding [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,172,600
$ 19.32 – $20.37 [Member] | Option Outstanding Weighted Average Remaining Contractual Life (Years) [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 9 months 18 days
$ 19.32 – $20.37 [Member] | Options Exercisable Shares Outstanding [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	126,937
$ 19.32 – $20.37 [Member] | Options Exercisable Weighted Average Remaining Contractual Life (Years) [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 8 months 23 days